UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Foreign
Fund
A Series of Templeton Funds
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2023, global
equities rose despite continued challenges resulting from
elevated inflation and higher interest rates. The price of
oil fell, and several other commodities that were disrupted
by Russia’s invasion of Ukraine stabilized at or near their
pre-war prices, easing inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism
that a return to normal conditions would benefit global
growth. In this environment, stocks in global developed and
emerging markets excluding the U.S., as measured by the
MSCI All Country World Index ex USA Index-NR (net of tax
withholding when dividends are paid), posted a +7.30% total
return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Foreign Fund’s semiannual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Foreign Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 33
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Templeton Foreign Fund
This semiannual report for Templeton Foreign Fund covers
the period ended February 28, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its
net assets in foreign securities. These securities are
predominantly equity securities of companies located outside the U.S., including developing markets.
Performance Overview
The Fund’s Class A shares posted a +20.09% cumulative
total return for the six months under review. In comparison, the MSCI All Country World Index (ACWI) ex USA Index-
NR, which measures stock performance in global developed
and emerging markets excluding the U.S., posted a +7.30%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +3.32% total
return for the six months ended February 28, 2023.
1
Despite
continued challenges from elevated inflation and higher
interest rates, stocks gained amid signs of resilience in
the global economy. The price of oil fell, and several other commodities that were disrupted by Russia’s invasion of
Ukraine stabilized at or near their pre-war prices, easing
inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism that a return to normal
conditions would benefit global growth.
In the U.S., gross domestic product growth resumed in
the second half of 2022, rebounding from contractions
in the first two quarters of the year. Increasing consumer
and government spending, rising inventories and strong
nonresidential fixed investment boosted economic growth.
Meanwhile, inflation, which remained heightened relative
to recent decades, showed signs of easing. The annual
inflation rate, as measured by the consumer price index,
declined each month from September 2022 through January
2023.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times during the period to end at a range of 4.50%–4.75%. The Fed
slowed the pace of its interest rate increases from 75 basis points (bps) at its September and November 2022 meetings
to 50 bps in December and 25 bps in February 2023. At its
February meeting, the Fed noted that although inflation has
eased somewhat, it remained elevated, and job growth was
robust while the unemployment rate continued to be low.
Furthermore, the Fed maintained its policy of reducing its
accumulated bond holdings and decreasing the size of its
balance sheet.
Economies in the eurozone maintained a slow growth rate in
2022’s third and fourth quarters. The European Central Bank
continued to raise interest rates during the six-month period, opting to increase its benchmark rate at each of its four
meetings to fight growing inflation. While the ongoing war in
Ukraine and subsequent sanctions against Russia disrupted
the supply of natural gas to Europe, alternate supplies
and reduced industrial consumption helped maintain gas
inventories at historically high levels. In this environment,
Geographic Composition
2/28/23
% of Total
Net Assets
Europe 56.8%
Asia 35.9%
North America 2.4%
Short-Term Investments & Other Net Assets 4.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Templeton Foreign Fund

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Semiannual Report
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +17.69% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -0.05% total return for the six-month period.
1
China’s
economy grew on an annual basis in the third and fourth
quarters of 2022. In December 2022, China loosened
its strict zero-COVID policy, lifting a potential barrier to continued growth and driving gains in China’s equity market.
Japan’s economy weakened in 2022’s third quarter before
returning to modest growth in the fourth quarter, driven by
rising private consumption amid loosened border controls.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -2.29% total return
for the six months under review.
1
Concerns that continued
strength in the U.S. economy could keep Fed monetary
policy tight negatively impacted stocks in developing nations.
Stocks in these countries are negatively impacted by high
interest rates in the U.S., which increase the yield of some
U.S.-based assets, making them relatively more attractive to investors.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market price
of a company’s securities relative to our evaluation of the
company’s long-term earnings, asset value and cash flow
potential. We also consider the company’s price/earnings
ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to seek to hedge (protect)
against currency risks.
Manager’s Discussion
In a six-month period characterized by elevated uncertainty
and shifting market trends, Templeton Foreign Fund
delivered double-digit absolute gains and outperformed its
benchmark MSCI ACWI ex-USA Index-NR by the largest
margin in more than 20 years. Outperformance was primarily
attributable to stock selection, which was encouraging given the volatility in factor trends during the period. In our view, outperformance absent a strong style regime is a good sign,
as it highlights the portfolio’s idiosyncratic return potential and the positive impact of stock selection.
Templeton Foreign Fund adheres to a robust long-term
value discipline that looks for “pockets of pessimism,”
meaning stocks that have, in our view, been excessively
discounted by negative sentiment. Our forward-looking
fundamental valuation work drives the Fund’s positioning,
and while we did not make major strategic changes during
the review period, there was some repositioning on the
margins. We had increased cyclical exposures prior to the
period as a darkening macroeconomic outlook created
opportunities among economically-sensitive stocks. While
many of these stocks remain core holdings, we trimmed
some of our cyclical exposures during the review period as
optimism returned and economically-sensitive stocks were
positively re-rated. Tactically, that was the correct move, in our assessment, as evidenced by strong recent performance
results.
Top 10 Industries
2/28/23
% of Total
Net Assets
a
Banks 15.4%
Oil, Gas & Consumable Fuels 11.2%
Semiconductors & Semiconductor Equipment 6.3%
Auto Components 6.2%
Internet & Direct Marketing Retail 4.9%
Automobiles 4.8%
Technology Hardware, Storage & Peripherals 4.4%
Insurance 3.9%
Aerospace & Defense 3.8%
Pharmaceuticals 3.7%
Top 10 Countries
2/28/23
a
% of Total
Net Assets
a a
United Kingdom 21.7%
Germany 13.7%
Japan 10.9%
Netherlands 10.3%
South Korea 8.0%
China 7.3%
France 5.7%
Hong Kong 3.9%
Taiwan 2.5%
United States 2.4%

Templeton Foreign Fund

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Semiannual Report
Market leadership during the period was initially dominated
by large-capitalization defensive value stocks at a time when policy tightening and slowing economic indicators raised
expectations of a global recession. As the period progressed, investors began to focus on early signs that inflation could be peaking. Consequently, entering 2023, rising expectations of a dovish policy pivot from the Fed led to a revival in risk appetite, a pull-back in the U.S. dollar, and a resurgence in international cyclical growth stocks. However, renewed signs of more persistent inflation late in the period led to increased hawkishness from central bankers, causing a rotation out
of rate-sensitive emerging market stocks and back into
developed market equities, particularly in Europe.
European outperformance was the most consistent market
trend during a period otherwise characterized by ongoing
leadership rotations. In fact, it was the best six-month period for European equities (relative to the rest of the world)
in at least two decades as mild winter weather quelled
fears of an energy crisis on the continent and investors
gravitated to the region’s relatively inexpensive valuations.
The Fund’s European holdings were the primary regional
contributors, led by a favorable overweighted allocation
and stock selection in the U.K. Our European overweight
also had a meaningfully positive currency impact during
the period given the strength of both the British pound and
the euro versus the U.S. dollar. The Fund’s Asian holdings
also outperformed, led by stock selection and favorable
underweighted allocations in China and Japan.
All sector allocations outperformed the benchmark during
the review period. Consumer discretionary was the biggest
relative contributor, benefiting from stock selection, primarily in the automotive industry. German automaker Bayerische
Motoren Werke (more commonly known as BMW) and auto
parts firm Faurecia were the Fund’s top sector holdings.
BMW is one example of a “pocket of pessimism.” Concerns
around German geopolitical and energy supply risks in
addition to broader economic anxiety pressured the stock
to levels that we believe offer significant value. During the period, BMW traded on a low single-digit price-to-earnings
multiple with a greater than 20% free cash flow yield,
which management is using to pay a healthy dividend
and buy back €2 billion of stock. A net cash balance sheet
further reinforces the company’s attractive risk-return
profile, in our view, and should help BMW weather any
potential macroeconomic adversity and continue to reward
shareholders with a generous payout policy. Faurecia also
rallied after reporting solid earnings and announcing an
asset disposal that will help strengthen the firm’s balance
sheet.
Stock selection in financials also notably outperformed, led by European lenders ING Groep and Standard Chartered.
ING was the biggest sector contributor, advancing after
beating earnings estimates and increasing its capital return commitment to shareholders. Improving earnings and
growing confidence in a new management team have begun
to bolster sentiment on the stock. In our view, the real value to be unlocked at ING in the intermediate term is embedded
in capital returns. The bank has €7bn of excess capital; at
its current common equity tier 1 (CET1) target of 12.5%,
that means ING must distribute 20% of its market cap in the
next couple years over and above the annual 50% dividend
payout. In the earnings reported during the review period,
management confirmed the need to return in excess of
100% of earnings over the coming years. With shares still
trading at a material discount to book value, earnings coming in better than expected and the capital return story still not fully appreciated by the market, we continue to believe that
ING represents asymmetric risk-reward prospects over the
next few years.
Energy stocks also meaningfully contributed, with U.K.-
based integrated oil major BP finishing as the Fund’s top
individual contributor. Shares rallied after the firm reported strong results, with a larger-than-expected share buyback
and 10% dividend increase. We were encouraged to see BP
increase long-term profit and production guidance, especially given analyst concerns about declining volumes. Overall, we
are confident in management’s ability to strategically allocate
BP’s prodigious cash flows to balance shareholder returns,
Top 10 Holdings
2/28/23
Company
Industry , Country
% of Total
Net Assets
a a
BP plc 5.3%
Oil, Gas & Consumable Fuels, United Kingdom
Shell plc 4.6%
Oil, Gas & Consumable Fuels, Netherlands
Samsung Electronics Co. Ltd. 4.1%
Technology Hardware, Storage & Peripherals,
South Korea
Standard Chartered plc 3.3%
Banks, United Kingdom
Bayerische Motoren Werke AG 2.9%
Automobiles, Germany
Faurecia SE 2.5%
Auto Components, France
Taiwan Semiconductor Manufacturing Co. Ltd. 2.5%
Semiconductors & Semiconductor Equipment,
Taiwan
Sumitomo Mitsui Financial Group, Inc. 2.4%
Banks, Japan
Imperial Brands plc 2.4%
Tobacco, United Kingdom
Infineon Technologies AG 2.4%
Semiconductors & Semiconductor Equipment,
Germany

Templeton Foreign Fund

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Semiannual Report
production growth and capital efficiency. With cash flow
yields in the high teens at current oil prices, we continue to believe BP is undervalued, and it represents a core holding
in the portfolio.
While there were no sector-level detractors, there were
a handful of individual stock laggards. Weakness was
primarily concentrated in Asia, among technology stocks like
e-commerce firm Alibaba Group Holding and internet search
giant Baidu. While concerns about geopolitical tensions and
regulatory interference in the Chinese technology sector
persist, we continue to like these companies over the long-
term given their attractive valuations and strong growth
profiles.
At Templeton, we think creatively about the many ways that
value gets created over time. The result is a process that
combines analytical rigor with a dynamic approach to value
that covers a range of different investment profiles. One
of the objectives underpinning our use of the full spectrum
of value is the independence it creates from the large
momentum shifts that so often buffet markets. We seek to
build portfolios that we believe will not be whipsawed by
the whims of the equity market as investors rotate between
narratives. If we can successfully manage the volatility
associated with these swings, we can then focus on pursuing
alpha over time through stock picking—that is, through the
evaluation of long-term business fundamentals and buying
shares at a discount to their intrinsic worth. Despite recent strength, Templeton Foreign Fund continues to trade at
single-digit price-to-earnings multiples, a significant discount to its benchmark and in the bottom quartile of historic
valuations. We believe the Fund’s attractive valuation and
fundamental profile has the potential to support performance over time, particularly if the market continues to move
away from macroeconomic themes and towards a more
discriminate assessment of bottom-up value.
Thank you for your continued participation in Templeton
Foreign Fund. We look forward to serving your future
investment needs.
Christopher James Peel, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Peter M. Moeschter, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2023
Templeton Foreign Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +20.09% +13.45%
1-Year +4.54% -1.18%
5-Year +7.08% +0.24%
10-Year +42.63% +3.03%
Advisor
6-Month +20.10% +20.10%
1-Year +4.75% +4.75%
5-Year +8.23% +1.59%
10-Year +46.00% +3.86%
See page 8 for Performance Summary footnotes.

Templeton Foreign Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.0814
C $0.0156
R $0.0660
R6 $0.1060
Advisor $0.0985
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.10% 1.16%
Advisor 0.85% 0.91%

Your Fund’s Expenses
Templeton Foreign Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,200.90 $5.99 $1,019.35 $5.50 1.10%
C $1,000 $1,196.70 $10.06 $1,015.64 $9.23 1.85%
R $1,000 $1,200.10 $7.35 $1,018.11 $6.74 1.35%
R6 $1,000 $1,202.70 $4.03 $1,021.14 $3.70 0.74%
Advisor $1,000 $1,201.00 $4.62 $1,020.59 $4.24 0.85%

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.32 $7.77 $6.22 $6.61 $7.69 $7.81
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.13 0.18
c
0.10 0.19 0.12
Net realized and unrealized gains (losses) 1.23 (1.28) 1.46 (0.25) (1.09) (0.13)
Total from investment operations ........ 1.26 (1.15) 1.64 (0.15) (0.90) (0.01)
Less distributions from:
Net investment income .............. (0.08) (0.30) (0.09) (0.24) (0.18) (0.11)
Net asset value, end of period .......... $7.50 $6.32 $7.77 $6.22 $6.61 $7.69
Total return
d
....................... 20.09% (15.25)% 26.57% (2.76)% (11.73)% (0.15)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.16% 1.15% 1.19% 1.15% 1.16%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.10% 1.07% 1.10% 1.08% 1.11%
f
Net investment income ............... 0.93% 1.80% 2.45%
c
1.55% 2.69% 1.54%
Supplemental data
Net assets, end of period (000’s) ........ $1,621,340 $1,418,293 $1,990,939 $1,766,365 $2,395,260 $2,929,181
Portfolio turnover rate ................ 7.20% 29.07% 37.85%
g
42.37%
g
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.29 $7.70 $6.17 $6.54 $7.49 $7.60
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.07 0.13
c
0.05 0.12 0.06
Net realized and unrealized gains (losses) 1.23 (1.27) 1.43 (0.25) (1.05) (0.12)
Total from investment operations ........ 1.24 (1.20) 1.56 (0.20) (0.93) (0.06)
Less distributions from:
Net investment income .............. (0.02) (0.21) (0.03) (0.17) (0.02) (0.05)
Net asset value, end of period .......... $7.51 $6.29 $7.70 $6.17 $6.54 $7.49
Total return
d
....................... 19.67% (15.95)% 25.55% (3.42)% (12.40)% (0.79)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.90% 1.91% 1.90% 1.94% 1.90% 1.91%
Expenses net of waiver and payments by
affiliates .......................... 1.85% 1.85% 1.82% 1.85% 1.83% 1.86%
f
Net investment income ............... 0.18% 1.03% 1.81%
c
0.81% 1.94% 0.79%
Supplemental data
Net assets, end of period (000’s) ........ $23,822 $23,962 $39,083 $54,093 $87,160 $281,640
Portfolio turnover rate ................ 7.20% 29.07% 37.85%
g
42.37%
g
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.16 $7.58 $6.08 $6.47 $7.53 $7.65
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.11 0.16
c
0.08 0.17 0.10
Net realized and unrealized gains (losses) 1.21 (1.25) 1.42 (0.24) (1.07) (0.12)
Total from investment operations ........ 1.23 (1.14) 1.58 (0.16) (0.90) (0.02)
Less distributions from:
Net investment income .............. (0.07) (0.28) (0.08) (0.23) (0.16) (0.10)
Net asset value, end of period .......... $7.32 $6.16 $7.58 $6.08 $6.47 $7.53
Total return
d
....................... 20.01% (15.54)% 26.29% (3.03)% (11.96)% (0.32)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.40% 1.41% 1.40% 1.44% 1.40% 1.41%
Expenses net of waiver and payments by
affiliates .......................... 1.35% 1.35% 1.32% 1.35% 1.33% 1.36%
f
Net investment income ............... 0.68% 1.57% 2.21%
c
1.33% 2.44% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $118,982 $103,984 $123,744 $109,187 $127,546 $148,638
Portfolio turnover rate ................ 7.20% 29.07% 37.85%
g
42.37%
g
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.20 $7.64 $6.12 $6.51 $7.58 $7.70
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.15 0.21
c
0.12 0.22 0.15
Net realized and unrealized gains (losses) 1.21 (1.26) 1.43 (0.24) (1.08) (0.12)
Total from investment operations ........ 1.25 (1.11) 1.64 (0.12) (0.86) 0.03
Less distributions from:
Net investment income .............. (0.11) (0.33) (0.12) (0.27) (0.21) (0.15)
Net asset value, end of period .......... $7.34 $6.20 $7.64 $6.12 $6.51 $7.58
Total return
d
....................... 20.27% (14.98)% 27.02% (2.38)% (11.34)% 0.24%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.81% 0.79% 0.79% 0.77% 0.73%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.73% 0.69% 0.70% 0.68% 0.68%
f
Net investment income ............... 1.29% 2.13% 2.86%
c
1.96% 3.09% 1.97%
Supplemental data
Net assets, end of period (000’s) ........ $335,868 $290,974 $531,344 $594,452 $906,474 $1,496,328
Portfolio turnover rate ................ 7.20% 29.07% 37.85%
g
42.37%
g
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.21 $7.64 $6.12 $6.51 $7.58 $7.70
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.15 0.20
c
0.11 0.20 0.14
Net realized and unrealized gains (losses) 1.20 (1.26) 1.43 (0.24) (1.07) (0.12)
Total from investment operations ........ 1.24 (1.11) 1.63 (0.13) (0.87) 0.02
Less distributions from:
Net investment income .............. (0.10) (0.32) (0.11) (0.26) (0.20) (0.14)
Net asset value, end of period .......... $7.35 $6.21 $7.64 $6.12 $6.51 $7.58
Total return
d
....................... 20.10% (14.99)% 26.88% (2.57)% (11.53)% 0.16%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.92% 0.90% 0.94% 0.90% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.85% 0.82% 0.85% 0.83% 0.86%
f
Net investment income ............... 1.19% 2.06% 2.80%
c
1.79% 2.94% 1.79%
Supplemental data
Net assets, end of period (000’s) ........ $638,528 $602,921 $620,885 $857,179 $857,482 $1,627,827
Portfolio turnover rate ................ 7.20% 29.07% 37.85%
g
42.37%
g
30.81% 23.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Schedule of Investments (unaudited), February 28, 2023
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry Shares a Value
a
Common Stocks 95.1%
China 7.3%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 5,372,770 $ 59,052,621
a,b
Baidu, Inc., ADR ................. Interactive Media & Services 124,789 17,182,197
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,965,000 20,284,844
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 228,703 40,818,912
Prosus NV ..................... Internet & Direct Marketing Retail 887,750 63,642,110
200,980,684
France 5.7%
Dassault Aviation SA .............. Aerospace & Defense 252,260 43,366,212
a
Faurecia SE .................... Auto Components 3,109,869 67,828,850
Valeo ......................... Auto Components 2,188,453 45,464,556
156,659,618
Germany 13.7%
Bayer AG ...................... Pharmaceuticals 1,072,957 63,713,529
Bayerische Motoren Werke AG ...... Automobiles 764,267 78,845,951
Continental AG .................. Auto Components 777,879 55,845,572
c
Covestro AG, 144A, Reg S ......... Chemicals 870,065 38,248,449
E.ON SE ....................... Multi-Utilities 3,568,387 38,934,220
b
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 896,999 35,050,742
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,843,683 65,222,905
375,861,368
Hong Kong 3.9%
AIA Group Ltd. .................. Insurance 5,430,543 57,714,067
Prudential plc, (GBP Traded) ........ Insurance 2,588,841 39,561,838
b
Prudential plc, (HKD Traded) ........ Insurance 589,500 8,863,224
106,139,129
India 2.0%
Housing Development Finance Corp.
Ltd. ......................... Diversified Financial Services 1,769,747 55,805,251
Ireland 1.6%
CRH plc ....................... Construction Materials 914,999 42,980,710
Japan 10.9%
Elecom Co. Ltd. ................. Technology Hardware, Storage & Peripherals 1,035,960 10,128,578
Hitachi Ltd. ..................... Industrial Conglomerates 843,209 42,684,639
Honda Motor Co. Ltd. ............. Automobiles 2,033,895 52,891,619
Seria Co. Ltd. ................... Multiline Retail 1,029,807 19,981,575
Sony Group Corp. ................ Household Durables 315,984 26,423,412
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,214,093 45,198,255
Sumitomo Mitsui Financial Group, Inc. . Banks 1,531,623 66,896,806
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,275,419 34,534,157
298,739,041
Netherlands 10.3%
a
EXOR NV ...................... Diversified Financial Services 477,513 39,401,703
ING Groep NV .................. Banks 4,217,208 59,020,333
SBM Offshore NV ................ Energy Equipment & Services 3,903,594 57,123,744
Shell plc ....................... Oil, Gas & Consumable Fuels 4,181,677 126,645,697
282,191,477
Portugal 1.3%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 2,809,055 34,269,144

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 8.0%
KB Financial Group, Inc. ........... Banks 1,428,246 $ 55,402,797
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,425,301 111,146,277
Shinhan Financial Group Co. Ltd. .... Banks 1,744,881 51,320,107
217,869,181
Spain 0.6%
a,b
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,424,712 16,323,482
Switzerland 1.9%
Adecco Group AG ................ Professional Services 1,491,853 53,196,754
Taiwan 2.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,127,044 67,714,019
Thailand 1.3%
Kasikornbank PCL ............... Banks 9,025,777 35,099,728
United Kingdom 21.7%
AstraZeneca plc ................. Pharmaceuticals 293,868 38,281,379
Barratt Developments plc .......... Household Durables 4,457,370 25,059,383
BP plc ......................... Oil, Gas & Consumable Fuels 22,252,522 146,221,016
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 7,143,676 42,655,333
Imperial Brands plc ............... Tobacco 2,760,256 66,492,570
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 531,490 11,560,075
Lloyds Banking Group plc .......... Banks 101,127,790 63,859,992
Persimmon plc .................. Household Durables 1,612,660 28,120,320
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 34,093,285 59,395,770
a
S4 Capital plc ................... Media 9,188,850 22,648,428
Standard Chartered plc ............ Banks 9,428,705 89,208,925
593,503,191
United States 2.4%
a
DXC Technology Co. .............. IT Services 1,813,490 50,306,212
Freeport-McMoRan, Inc. ........... Metals & Mining 374,840 15,357,195
65,663,407
Total Common Stocks (Cost $2,386,880,232) ....................................
2,602,996,184
Short Term Investments 6.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.9%
Canada 4.8%
National Bank of Canada, 4.56%,
3/01/23 ...................... 36,000,000 36,000,000
Royal Bank of Canada, 4.55%, 3/01/23 81,700,000 81,700,000
Toronto-Dominion Bank (The), 4.55%,
3/01/23 ...................... 14,500,000 14,500,000
132,200,000

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
France 1.1%
Credit Agricole Corporate and
Investment Bank SA, 4.55%, 3/01/23 29,000,000 $ 29,000,000
Total Time Deposits (Cost $161,200,000) .......................................
161,200,000
Shares
d
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.204% ......... 3,087,500 3,087,500
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$3,087,500) .................................................................
3,087,500
a a a a a
Total Short Term Investments (Cost $164,287,500 ) ...............................
164,287,500
a a a
Total Investments (Cost $2,551,167,732) 101.1% ................................
$2,767,283,684
Other Assets, less Liabilities (1.1)% ...........................................
(28,743,385)
Net Assets 100.0% ...........................................................
$2,738,540,299
a a a
See Abbreviations on page 32 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2023. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $49,808,524, representing 1.8% of net assets.
d
See Note 1(d) regarding securities on loan.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
Foreign Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,548,080,232
Cost - Non-controlled affiliates (Note 3f) ........................................................ 3,087,500
Value - Unaffiliated issuers (Includes securities loaned of $26,352,173) ................................. $2,764,196,184
Value - Non-controlled affiliates (Note 3f) ........................................................ 3,087,500
Cash .................................................................................... 40,491
Receivables:
Investment securities sold ................................................................... 14,795
Capital shares sold ........................................................................ 1,427,437
Dividends and interest ..................................................................... 13,862,518
European Union tax reclaims (Note 1 e ) ......................................................... 117,666
Total assets .......................................................................... 2,782,746,591
Liabilities:
Payables:
Investment securities purchased .............................................................. 10,979,699
Capital shares redeemed ................................................................... 2,390,959
Management fees ......................................................................... 1,412,260
Distribution fees .......................................................................... 383,363
Transfer agent fees ........................................................................ 1,771,406
Trustees' fees and expenses ................................................................. 42
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............................. 21,287,961
Payable upon return of securities loaned (Note 1 d ) .................................................. 3,087,500
Deferred tax ............................................................................... 2,020,600
Accrued expenses and other liabilities ........................................................... 872,502
Total liabilities ......................................................................... 44,206,292
Net assets, at value ................................................................. $2,738,540,299
Net assets consist of:
Paid-in capital ............................................................................. $2,867,089,345
Total distributable earnings (losses) ............................................................. (128,549,046)
Net assets, at value ................................................................. $2,738,540,299

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton
Foreign Fund
Class A:
Net assets, at value ....................................................................... $1,621,340,383
Shares outstanding ........................................................................ 216,258,715
Net asset value per share
a
.................................................................. $7.50
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $7.94
Class C:
Net assets, at value ....................................................................... $23,822,442
Shares outstanding ........................................................................ 3,172,530
Net asset value and maximum offering price per share
a
............................................. $7.51
Class R:
Net assets, at value ....................................................................... $118,982,308
Shares outstanding ........................................................................ 16,256,751
Net asset value and maximum offering price per share ............................................. $7.32
Class R6:
Net assets, at value ....................................................................... $335,867,591
Shares outstanding ........................................................................ 45,741,222
Net asset value and maximum offering price per share ............................................. $7.34
Advisor Class:
Net assets, at value ....................................................................... $638,527,575
Shares outstanding ........................................................................ 86,839,433
Net asset value and maximum offering price per share ............................................. $7.35
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Templeton
Foreign Fund
Investment income:
Dividends: (net of foreign taxes of $1,173,615)
Unaffiliated issuers ........................................................................ $23,728,530
Interest:
Unaffiliated issuers ........................................................................ 1,498,754
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 217,058
Non-controlled affiliates (Note 3 f ) ............................................................. 150,899
Other income (Note 1 e ) ...................................................................... 11,096
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 e ) .......................... (330,866)
Total investment income ................................................................... 25,275,471
Expenses:
Management fees (Note 3 a ) ................................................................... 8,679,234
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,830,415
    Class C ................................................................................ 113,549
    Class R ................................................................................ 271,605
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,268,115
    Class C ................................................................................ 19,712
    Class R ................................................................................ 94,091
    Class R6 ............................................................................... 112,865
    Advisor Class ............................................................................ 517,954
Custodian fee s ............................................................................. 118,649
Registration and filing fees .................................................................... 56,148
Professional fees ........................................................................... 25,242
Trustees' fees and expenses .................................................................. 131,594
Other .................................................................................... 109,018
Total expenses ......................................................................... 13,348,191
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (730,880)
Net expenses ......................................................................... 12,617,311
Net investment income ................................................................ 12,658,160
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 55,773,133
Written options ........................................................................... 128,973
Foreign currency transactions ................................................................ 175,328
Net realized gain (loss) .................................................................. 56,077,434
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 397,238,803
Translation of other assets and liabilities denominated in foreign currencies .............................. 440,099
Change in deferred taxes on unrealized appreciation ............................................... (447,770)
Net change in unrealized appreciation (depreciation) ............................................ 397,231,132
Net realized and unrealized gain (loss) ............................................................ 453,308,566
Net increase (decrease) in net assets resulting from operations .......................................... $465,966,726

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
Templeton Foreign Fund
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,658,160 $56,742,134
Net realized gain (loss) ................................................. 56,077,434 158,736,046
Net change in unrealized appreciation (depreciation) ........................... 397,231,132 (681,581,753)
Net increase (decrease) in net assets resulting from operations ................ 465,966,726 (466,103,573)
Distributions to shareholders:
Class A ............................................................. (17,674,304) (68,477,455)
Class C ............................................................. (51,405) (999,549)
Class R ............................................................. (1,094,380) (4,571,272)
Class R6 ............................................................ (4,832,491) (20,850,055)
Advisor Class ........................................................ (8,718,598) (34,087,582)
Total distributions to shareholders .......................................... (32,371,178) (128,985,913)
Capital share transactions: (Note 2 )
Class A ............................................................. (52,960,620) (240,351,269)
Class C ............................................................. (4,025,937) (9,046,243)
Class R ............................................................. (4,282,273) 3,756,831
Class R6 ............................................................ (7,375,063) (158,973,250)
Advisor Class ........................................................ (66,544,586) 133,841,510
Total capital share transactions ............................................ (135,188,479) (270,772,421)
Net increase (decrease) in net assets ................................... 298,407,069 (865,861,907)
Net assets:
Beginning of period ..................................................... 2,440,133,230 3,305,995,137
End of period .......................................................... $2,738,540,299 $2,440,133,230

Templeton Funds
Notes to Financial Statements (unaudited)
Templeton Foreign Fund
22
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1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Templeton Foreign
Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Funds
Notes to Financial Statements (unaudited)
23
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Templeton Foreign Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
February 28, 2023, the Fund had no options.
See Note 9 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
24
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Templeton Foreign Fund
(continued)
securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $25,417,392 in U.S. Government and Agency securities as collateral.
These securities are held as collateral in segregated
accounts with the Fund’s custodian. The Fund cannot
repledge or resell these securities held as collateral. As
such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
25
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Templeton Foreign Fund
(continued)
and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 8,040,652 $55,799,882 15,055,350 $108,801,684
Shares issued in reinvestment of distributions .......... 2,451,682 16,720,474 9,189,754 64,695,870
Shares redeemed ............................... (18,691,952) (125,480,976) (56,182,941) (413,848,823)
Net increase (decrease) .......................... (8,199,618) $(52,960,620) (31,937,837) $(240,351,269)
Class C Shares:
Shares sold ................................... 207,240 $1,404,073 417,818 $3,009,157
Shares issued in reinvestment of distributions .......... 7,483 51,187 139,410 982,841
Shares redeemed
a
.............................. (850,604) (5,481,197) (1,823,590) (13,038,241)
Net increase (decrease) .......................... (635,881) $(4,025,937) (1,266,362) $(9,046,243)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
26
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Templeton Foreign Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 891,907 $5,809,744 2,580,769 $18,083,292
Shares issued in reinvestment of distributions .......... 163,984 1,092,131 662,175 4,555,764
Shares redeemed ............................... (1,669,154) (11,184,148) (2,688,708) (18,882,225)
Net increase (decrease) .......................... (613,263) $(4,282,273) 554,236 $3,756,831
Class R6 Shares:
Shares sold ................................... 5,611,314 $37,817,733 10,791,025 $76,072,674
Shares issued in reinvestment of distributions .......... 634,986 4,241,705 2,743,028 18,899,459
Shares redeemed ............................... (7,425,099) (49,434,501) (36,204,674) (253,945,383)
Net increase (decrease) .......................... (1,178,799) $(7,375,063) (22,670,621) $(158,973,250)
Advisor Class Shares:
Shares sold ................................... 9,714,355 $63,063,108 54,602,589 $402,173,464
Shares issued in reinvestment of distributions .......... 1,223,343 8,184,167 4,600,357 31,742,463
Shares redeemed ............................... (21,235,552) (137,791,861) (43,367,478) (300,074,417)
Net increase (decrease) .......................... (10,297,854) $(66,544,586) 15,835,468 $133,841,510
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
27
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Templeton Foreign Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2023, the annualized gross effective investment management fee rate was 0.696% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
28
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Semiannual Report
Templeton Foreign Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2023, the Fund paid transfer agent fees of $2,012,737, of which $619,858 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, based on the average net assets of each class until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the
Fund's fiscal year end.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $23,172
CDSC retained .............................................................................. $1,943
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $23,064,789 $22,545,194 $(42,522,483) $— $— $3,087,500 3,087,500 $150,899
Total Affiliated Securities ... $23,064,789 $22,545,194 $(42,522,483) $— $— $3,087,500 $150,899
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
29
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Templeton Foreign Fund
(continued)
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2023.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$175,562,551 and $425,840,753, respectively.
At February 28, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received
$3,087,500 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Templeton
Foreign Fund
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $370,153,566
Cost of investments .......................................................................... $2,584,069,295
Unrealized appreciation ........................................................................ $516,857,594
Unrealized depreciation ........................................................................ (333,643,205)
Net unrealized appreciation (depreciation) .......................................................... $183,214,389
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
30
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Semiannual Report
Templeton Foreign Fund
(continued)
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Other Derivative Information
For the period ended February 28, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended February 28, 2023, the average month end notional amount of options represented 26,714 shares.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2023, the Fund did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Foreign Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options $128,973 Written options $—
Total ....................... $128,973 $–

Templeton Funds
Notes to Financial Statements (unaudited)
31
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Semiannual Report
Templeton Foreign Fund
(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 58,001,109 $ 142,979,575 $ — $ 200,980,684
France ............................... — 156,659,618 — 156,659,618
Germany ............................. — 375,861,368 — 375,861,368
Hong Kong ........................... — 106,139,129 — 106,139,129
India ................................ — 55,805,251 — 55,805,251
Ireland ............................... — 42,980,710 — 42,980,710
Japan ............................... — 298,739,041 — 298,739,041
Netherlands ........................... — 282,191,477 — 282,191,477
Portugal .............................. — 34,269,144 — 34,269,144
South Korea .......................... — 217,869,181 — 217,869,181
Spain ................................ — 16,323,482 — 16,323,482
Switzerland ........................... — 53,196,754 — 53,196,754
Taiwan ............................... — 67,714,019 — 67,714,019
Thailand ............................. — 35,099,728 — 35,099,728
United Kingdom ........................ — 593,503,191 — 593,503,191
United States .......................... 65,663,407 — — 65,663,407
Short Term Investments ................... 3,087,500 161,200,000 — 164,287,500
Total Investments in Securities ........... $126,752,016 $2,640,531,668
a
$— $2,767,283,684
a
Includes foreign securities valued at $2,479,331,668, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.

Templeton Funds
Notes to Financial Statements (unaudited)
32
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Semiannual Report
Templeton Foreign Fund
(continued)
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
Currency
GBP
British Pound
HKD
Hong Kong Dollar

Templeton Funds
Shareholder Information
33
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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

104 S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Foreign Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
International
Climate Change Fund
A Series of Templeton Funds
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2023, global
equities rose despite continued challenges resulting from
elevated inflation and higher interest rates. The price of
oil fell, and several other commodities that were disrupted
by Russia’s invasion of Ukraine stabilized at or near their
pre-war prices, easing inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism
that a return to normal conditions would benefit global
growth. In this environment, stocks in global developed and
emerging markets excluding the U.S., as measured by the
MSCI All Country World Index ex USA Index-NR (net of tax
withholding when dividends are paid), posted a +7.30% total
return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton International Climate Change Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Templeton International Climate Change Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 15
Notes to Financial Statements 19
Shareholder Information 28
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton International Climate Change Fund
This semiannual report for Templeton International Climate
Change Fund covers the period ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks total return over the longer term. Under
normal market conditions, the Fund invests at least 80%
of its net assets in “non-U.S. securities,” as defined in the prospectus. These securities are predominantly equity
securities of companies located outside the U.S., including
developing markets. Under normal market conditions,
the Fund invests predominantly in companies that we
determined to exhibit superior practices in identifying,
adapting and providing solutions to the consequences
of climate change (i.e., companies that, based on our
fundamental analysis and research, are able to successfully
transition to a lower carbon economy).
Performance Overview
The Fund’s Class A shares posted a +22.89% cumulative
total return for the six months under review. In comparison, the MSCI All Country World Index (ACWI) ex USA Index-
NR, which measures stock performance in global developed
and emerging markets excluding the U.S., posted a +7.30%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +3.32% total
return for the six months ended February 28, 2023.
1
Despite
continued challenges from elevated inflation and higher
interest rates, stocks gained amid signs of resilience in
the global economy. The price of oil fell, and several other commodities that were disrupted by Russia’s invasion of
Ukraine stabilized at or near their pre-war prices, easing
inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism that a return to normal
conditions would benefit global growth.
In the U.S., gross domestic product growth resumed in
the second half of 2022, rebounding from contractions
in the first two quarters of the year. Increasing consumer
and government spending, rising inventories and strong
nonresidential fixed investment boosted economic growth.
Meanwhile, inflation, which remained heightened relative
to recent decades, showed signs of easing. The annual
inflation rate, as measured by the consumer price index,
declined each month from September 2022 through January
2023.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times during the period to end at a range of 4.50%–4.75%. The Fed
slowed the pace of its interest rate increases from 75 basis points (bps) at its September and November 2022 meetings
to 50 bps in December and 25 bps in February 2023. At its
February meeting, the Fed noted that although inflation has
eased somewhat, it remained elevated, and job growth was
robust while the unemployment rate continued to be low.
Furthermore, the Fed maintained its policy of reducing its
accumulated bond holdings and decreasing the size of its
balance sheet.
Geographic Composition
2/28/23
% of Total
Net Assets
Europe 61.2%
Asia 24.2%
North America 7.2%
Latin America & Caribbean 1.1%
Short-Term Investments & Other Net Assets 6.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page

.

Templeton International Climate Change Fund
4
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Semiannual Report
Economies in the eurozone maintained a slow growth rate in
2022’s third and fourth quarters. The European Central Bank
continued to raise interest rates during the six-month period, opting to increase its benchmark rate at each of its four
meetings to fight growing inflation. While the ongoing war in
Ukraine and subsequent sanctions against Russia disrupted
the supply of natural gas to Europe, alternate supplies
and reduced industrial consumption helped maintain gas
inventories at historically high levels. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +17.69% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -0.05% total return for the six-month period.
1
China’s
economy grew on an annual basis in the third and fourth
quarters of 2022. In December 2022, China loosened
its strict zero-COVID policy, lifting a potential barrier to continued growth and driving gains in China’s equity market.
Japan’s economy weakened in 2022’s third quarter before
returning to modest growth in the fourth quarter, driven by
rising private consumption amid loosened border controls.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -2.29% total return
for the six months under review.
1
Concerns that continued
strength in the U.S. economy could keep Fed monetary
policy tight negatively impacted stocks in developing nations.
Stocks in these countries are negatively impacted by high
interest rates in the U.S., which increase the yield of some
U.S.-based assets, making them relatively more attractive to investors.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach to select
securities of companies we believe are both undervalued
and meet our standards for transitioning to a lower carbon
economy. We focus on the market price of the company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. Our
analysis includes an assessment of the potential impacts of
material environmental, social and governance (ESG) factors
on the long-term risk and return profile of a company. We
also consider a company’s price/earnings ratio, price/cash
flow ratio, profit margins and liquidation value.
Manager’s Discussion
Templeton International Climate Change Fund significantly
outperformed its benchmark index during the six-month
period ending February 28, 2023.
Relative performance was led higher during the six months
by stock selection in the industrials sector. Some of the
more cyclical European holdings in this sector fared well
on the back of a mild winter in Europe and an easing of
recessionary fears. The most significant contributor in the
sector was French building materials leader Cie de Saint-
Gobain. The company’s share price continued to rally during
the first two months of 2023 due to a strong set of annual
results, with 2022 earnings and its guidance for full-year
2023 both coming in ahead of consensus expectations.
Saint-Gobain was our largest position in the Fund at
period-end and we see a potential for significant valuation
opportunity as other investors recognize both its positive
environmental contribution through sustainable building
renovations and its increasingly resilient business structure.
Stock selection in the information technology sector was
another key driver of outperformance during the six-month
period, mostly due to holdings in the semiconductors &
semiconductor equipment industry. The industry struggled
for much of 2022 due to a combination of recessionary fears
and supply concerns, but began to rebound in the fourth
quarter. The reporting of strong earnings in early 2023 from the likes of STMicroelectronics, Taiwan Semiconductor
Manufacturing Co. and Infineon Technologies helped the
industry continue its recovery. We like these companies
as high-quality long-term plays on several trends linked to
decarbonization, including the adoption of electric vehicles, the “internet of things” and digitalization.
Top 10 Industries
2/28/23
% of Total
Net Assets
a
Electrical Equipment 18.0%
Semiconductors & Semiconductor Equipment 11.8%
Banks 10.8%
Automobiles 10.1%
Multi-Utilities 8.6%
Metals & Mining 8.5%
Building Products 5.8%
Electric Utilities 5.3%
Auto Components 3.8%
Containers & Packaging 3.8%

Templeton International Climate Change Fund
5
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Semiannual Report
In the financials sector, stock selection also made a
substantial contribution to relative performance, led
higher by banks holdings, with both ING Groep and
Standard Chartered outperforming strongly as higher net
interest margins started to feed through into earnings
expectations. U.K.-headquartered bank Standard Chartered
was the leading performer during the final month of the
reporting window, making a favorable contribution to Fund
performance due to a combination of strong earnings
momentum and rumors of a potential takeover. We
continue to believe many investors are underestimating the
potential earnings the company could generate from higher
normalized interest rates globally.
Not many holdings hurt relative returns during the reporting period, but the two most significant detractors were both
Japan-based automotive manufacturers: Honda Motor and
Toyota Motor. Both companies underperformed after the
Bank of Japan relaxed its zero-interest rate policy, which
caused the yen to appreciate. With a substantial share of
profits located outside of Japan, the market feared earnings downgrades in both instances. Honda, however, is unlikely to materially change its guidance given its yen assumptions are still within range of the spot market. In any event, Honda is naturally hedged, with production based mostly in the same
locale as sales.
From a geographic perspective, Netherlands, Germany,
France, the U.K. and Switzerland were the top contributors
to relative performance, while a lack of exposure to China
also proved beneficial. Few countries detracted from relative returns, though stock selection in Spain and a lack of
exposure to Sweden made small negative contributions.
Thank you for your continued participation in Templeton
International Climate Change Fund. We look forward to
serving your future investment needs.
Craig Cameron, CFA
Tina Sadler, CFA
Herbert J. Arnett, Jr.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
2/28/23
Company
Industry , Country
% of Total
Net Assets
a a
Cie de Saint-Gobain 5.8%
Building Products, France
ING Groep NV 5.4%
Banks, Netherlands
Standard Chartered plc 5.3%
Banks, United Kingdom
SSE plc 4.4%
Electric Utilities, United Kingdom
E.ON SE 4.3%
Multi-Utilities, Germany
Veolia Environnement SA 4.3%
Multi-Utilities, France
Prysmian SpA 4.2%
Electrical Equipment, Italy
Signify NV 4.2%
Electrical Equipment, United States
Sumitomo Metal Mining Co. Ltd. 4.1%
Metals & Mining, Japan
Taiwan Semiconductor Manufacturing Co. Ltd. 4.1%
Semiconductors & Semiconductor Equipment,
Taiwan
Top 10 Countries
2/28/23
a
% of Total
Net Assets
a a
France 13.8%
Germany 12.1%
United Kingdom 11.0%
Japan 10.5%
United States 7.2%
Netherlands 5.4%
Italy 4.2%
Taiwan 4.1%
Denmark 3.8%
Ireland 3.8%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2023
Templeton International Climate Change Fund
6
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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +22.89% +16.13%
1-Year -2.31% -7.69%
3-Year +37.94% +9.24%
Since Inception (6/1/18) +30.73% +4.56%
Advisor
6-Month +23.06% +23.06%
1-Year -2.01% -2.01%
3-Year +39.06% +11.62%
Since Inception (6/1/18) +32.41% +6.09%
See page 7 for Performance Summary footnotes.

Templeton International Climate Change Fund
Performance Summary
7
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Diversification does not guarantee a profit or protect against loss. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Investing in companies in a specific region, including Europe, is subject to greater risks of adverse developments in that region and/or the surrounding regions than an investment vehicle that is more broadly diversified geographically. Investments in developing markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets' smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause losses (as well as enable gains)
on an amount that exceeds the initial investment. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forego favorable market opportunities or underperform strategies that are not subject to such criteria. ESG factors or criteria are subjective and qualitative, and the analysis by the manager may not always accurately assess ESG practices of a security or issuer, or reflect the opinions of other investors or advisors. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance and may not work as intended. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 6/3/22, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 6/3/22, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
6/3/22, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–2/28/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1532 $0.4095 $0.5627
C $0.1272 $0.4095 $0.5367
R6 $0.1528 $0.4095 $0.5623
Advisor $0.1520 $0.4095 $0.5615
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.22% 18.81%
Advisor 0.97% 9.16%

Your Fund’s Expenses
Templeton International Climate Change Fund
8
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x
$7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,228.90 $6.48 $1,018.98 $5.87 1.17%
C $1,000 $1,229.30 $5.91 $1,019.49 $5.35 1.07%
R6 $1,000 $1,230.70 $5.20 $1,020.13 $4.71 0.94%
Advisor $1,000 $1,230.60 $5.15 $1,020.18 $4.66 0.93%

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $9.73 $11.44
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.02 0.03
Net realized and unrealized gains (losses) ................................................ 2.13 (1.74)
Total from investment operations ......................................................... 2.15 (1.71)
Less distributions from:
Net investment income ............................................................... (0.15) —
Net realized gains .................................................................. (0.41) —
Total distributions .................................................................... (0.56) —
Net asset value, end of period ........................................................... $11.32 $9.73
Total return
d
........................................................................ 22.89% (15.03)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ......................... 9.11% 18.81%
Expenses net of waiver and payments by affiliates ............................................ 1.17% 1.23%
Expenses net of waiver and payments by affiliates and expense reduction .......................... 1.17% 1.22%
Net investment income ................................................................ 0.33% 1.41%
Supplemental data
Net assets, end of period (000’s) ......................................................... $201 $4
Portfolio turnover rate ................................................................. 15. 58% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $9.71 $11.44
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.02 0.01
Net realized and unrealized gains (losses) ................................................ 2.15 (1.74)
Total from investment operations ......................................................... 2.17 (1.73)
Less distributions from:
Net investment income ............................................................... (0.13) —
Net realized gains .................................................................. (0.41) —
Total distributions .................................................................... (0.54) —
Net asset value, end of period ........................................................... $11.34 $9.71
Total return
d
........................................................................ 22.93% (15.12)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ......................... 8.95% 18.95%
Expenses net of waiver and payments by affiliates ............................................ 1.07% 1.98%
Expenses net of waiver and payments by affiliates and expense reduction .......................... 1.07% 1.97%
Net investment income ................................................................ 0.33% 0.57%
Supplemental data
Net assets, end of period (000’s) ......................................................... $5 $4
Portfolio turnover rate ................................................................. 15.58% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended
August 31,
2022
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $9.73 $11.44
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.02 0.04
Net realized and unrealized gains (losses) ................................................ 2.16 (1.75)
Total from investment operations ......................................................... 2.18 (1.71)
Less distributions from:
Net investment income ............................................................... (0.15) —
Net realized gains .................................................................. (0.41) —
Total distributions .................................................................... (0.56) —
Net asset value, end of period ........................................................... $11.35 $9.73
Total return
d
........................................................................ 23.07% (14.95)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates and expense reduction ......................... 9.81% 20.46%
Expenses net of waiver and payments by affiliates ............................................ 0.94% 0.98%
Expenses net of waiver and payments by affiliates and expense reduction .......................... 0.94% 0.97%
Net investment income ................................................................ 0.45% 1.57%
Supplemental data
Net assets, end of period (000’s) ......................................................... $5 $4
Portfolio turnover rate ................................................................. 15.58% 35.15%
a
For the period June 3, 2022 (effective date) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2018
a
2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.74 $14.68 $10.71 $8.91 $9.64 $10.00
Income from investment operations
b
:
Net investment income
c
............. 0.02 0.18 0.10 0.07 0.27 0.04
Net realized and unrealized gains (losses) 2.16 (4.39) 3.96 2.03 (0.93) (0.40)
Total from investment operations ........ 2.18 (4.21) 4.06 2.10 (0.66) (0.36)
Less distributions from:
Net investment income .............. (0.15) (0.13) (0.09) (0.30) (0.05) —
Net realized gains ................. (0.41) (0.60) — — (0.02) —
Total distributions ................... (0.56) (0.73) (0.09) (0.30) (0.07) —
Net asset value, end of period .......... $11.36 $9.74 $14.68 $10.71 $8.91 $9.64
Total return
d
....................... 23.06% (29.83)% 37.89% 23.70% (6.75)% (3.60)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 8.84% 9.16% 8.16% 6.48% 9.65% 13.30%
Expenses net of waiver and payments by
affiliates .......................... 0.93% 0.98% 0.97% 0.97% 0.97% 0.97%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.93% 0.97% 0.97%
f
0.97% 0.97% 0.97%
Net investment income ............... 0.47% 1.47% 0.80% 0.74% 2.94% 1.51%
Supplemental data
Net assets, end of period (000’s) ........ $2,341 $1,968 $2,935 $2,142 $1,783 $1,929
Portfolio turnover rate ................ 15.58% 35.15% 53.37% 39.99% 9.55% 7.95%
a
For the period June 1, 2018 (commencement of operations) to August 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Schedule of Investments (unaudited), February 28, 2023
Templeton International Climate Change Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a Industry Shares a Value
a
Common Stocks 93.7%
Chile 1.1%
Antofagasta plc .................. Metals & Mining 1,451 $ 27,369
Denmark 3.8%
Vestas Wind Systems A/S .......... Electrical Equipment 3,429 97,844
France 13.8%
Cie de Saint-Gobain .............. Building Products 2,497 148,379
Valeo ......................... Auto Components 4,644 96,478
Veolia Environnement SA .......... Multi-Utilities 3,634 108,454
353,311
Germany 12.1%
Bayerische Motoren Werke AG ...... Automobiles 930 95,944
E.ON SE ....................... Multi-Utilities 10,078 109,960
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,876 101,742
307,646
Hong Kong 1.0%
a
Cadeler A/S .................... Construction & Engineering 5,443 24,631
India 2.4%
Kaveri Seed Co. Ltd. .............. Food Products 3,124 19,500
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 90,016 42,636
62,136
Ireland 3.8%
Smurfit Kappa Group plc ........... Containers & Packaging 2,577 96,139
Italy 4.2%
Prysmian SpA ................... Electrical Equipment 2,802 107,723
Japan 10.5%
Honda Motor Co. Ltd. ............. Automobiles 3,465 90,108
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 2,842 105,802
Toyota Motor Corp. ............... Automobiles 5,200 70,879
266,789
Netherlands 5.4%
ING Groep NV .................. Banks 9,919 138,818
Norway 3.3%
Norsk Hydro ASA ................ Metals & Mining 11,604 84,471
Singapore 3.7%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,973 94,510
South Korea 2.6%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 125 65,777
Spain 3.7%
Red Electrica Corp. SA ............ Electric Utilities 1,371 22,743
a
Soltec Power Holdings SA .......... Electrical Equipment 11,567 71,036
93,779
Taiwan 4.1%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 1,200 104,484

Templeton Funds
Schedule of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 11.0%
AstraZeneca plc ................. Pharmaceuticals 262 $ 34,130
SSE plc ....................... Electric Utilities 5,351 111,982
Standard Chartered plc ............ Banks 14,335 135,629
281,741
United States 7.2%
Schneider Electric SE ............. Electrical Equipment 475 76,217
b
Signify NV, 144A, Reg S ........... Electrical Equipment 3,085 106,896
183,113
Total Common Stocks (Cost $2,061,667) .......................................
2,390,281
Short Term Investments 8.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 8.2%
United States 8.2%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 4.204% ......... 208,212 208,212
Total Money Market Funds (Cost $208,212) .....................................
208,212
a a a a a
Total Short Term Investments (Cost $208,212 ) ..................................
208,212
a a a
Total Investments (Cost $2,269,879) 101.9% ....................................
$2,598,493
Other Assets, less Liabilities (1.9)% ...........................................
(46,770)
Net Assets 100.0% ...........................................................
$2,551,723
a a a
See Abbreviations on page 27 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the value of this security was
$106,896, representing 4.2% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
Templeton
International
Climate Change
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,061,667
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 208,212
Value - Unaffiliated issuers .................................................................. $2,390,281
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 208,212
Cash .................................................................................... 6
Receivables:
Dividends ............................................................................... 5,175
Affiliates ................................................................................ 19,869
Total assets .......................................................................... 2,623,543
Liabilities:
Payables:
Distribution fees .......................................................................... 40
Professional fees ......................................................................... 56,010
Deferred tax ............................................................................... 1,339
Accrued expenses and other liabilities ........................................................... 14,431
Total liabilities ......................................................................... 71,820
Net assets, at value ................................................................. $2,551,723
Net assets consist of:
Paid-in capital ............................................................................. $2,256,397
Total distributable earnings (losses) ............................................................. 295,326
Net assets, at value ................................................................. $2,551,723

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Templeton
International
Climate Change
Fund
Class A:
Net assets, at value ....................................................................... $200,612
Shares outstanding ........................................................................ 17,719
Net asset value per share
a
.................................................................. $11.32
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $11.98
Class C:
Net assets, at value ....................................................................... $4,958
Shares outstanding ........................................................................ 437
Net asset value and maximum offering price per share
a
............................................. $11.34
Class R6:
Net assets, at value ....................................................................... $4,961
Shares outstanding ........................................................................ 437
Net asset value and maximum offering price per share ............................................. $11.35
Advisor Class:
Net assets, at value ....................................................................... $2,341,192
Shares outstanding ........................................................................ 206,174
Net asset value and maximum offering price per share ............................................. $11.36
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Templeton
International
Climate Change
Fund
Investment income:
Dividends: (net of foreign taxes of $1,943)
Unaffiliated issuers ........................................................................ $13,423
Non-controlled affiliates (Note 3 f ) ............................................................. 1,802
Total investment income ................................................................... 15,225
Expenses:
Management fees (Note 3 a ) ................................................................... 7,632
Distribution fees: (Note 3c )
    Class A ................................................................................ 113
    Class C ................................................................................ 3
Transfer agent fees: (Note 3e )

Registration and filing fees .................................................................... 36,937
Professional fees ........................................................................... 50,450
Trustees' fees and expenses .................................................................. 117
Other .................................................................................... 380
Total expenses ......................................................................... 95,875
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (85,685)
Net expenses ......................................................................... 10,190
Net investment income ................................................................ 5,035
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (24,847)
Foreign currency transactions ................................................................ (8)
Net realized gain (loss) .................................................................. (24,855)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 486,467
Translation of other assets and liabilities denominated in foreign currencies .............................. 267
Change in deferred taxes on unrealized appreciation ............................................... (180)
Net change in unrealized appreciation (depreciation) ............................................ 486,554
Net realized and unrealized gain (loss) ............................................................ 461,699
Net increase (decrease) in net assets resulting from operations .......................................... $466,734

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton International Climate Change
Fund
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,035 $36,354
Net realized gain (loss) ................................................. (24,855) 93,086
Net change in unrealized appreciation (depreciation) ........................... 486,554 (978,202)
Net increase (decrease) in net assets resulting from operations ................ 466,734 (848,762)
Distributions to shareholders:
Class A ............................................................. (6,003) —
Class C ............................................................. (235) —
Class R6 ............................................................ (246) —
Advisor Class ........................................................ (113,512) (147,060)
Total distributions to shareholders .......................................... (119,996) (147,060)
Capital share transactions: (Note 2 )
Class A ............................................................. 177,766 5,009
Class C ............................................................. — 5,000
Class R6 ............................................................ — 5,000
Advisor Class ........................................................ 46,899 25,871
Total capital share transactions ............................................ 224,665 40,880
Net increase (decrease) in net assets ................................... 571,403 (954,942)
Net assets:
Beginning of period ..................................................... 1,980,320 2,935,262
End of period .......................................................... $2,551,723 $1,980,320

Templeton Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton International Climate Change Fund
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Templeton
International Climate Change Fund (Fund) is included in
this report. The Fund has five classes of shares: Class A,
Class C, Class R, Class R6 and Advisor Class. Class C
shares automatically convert to Class A on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Funds
Notes to Financial Statements (unaudited)

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Templeton International Climate Change Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
21
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Templeton International Climate Change Fund
(continued)
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
a
Shares Amount Shares Amount
Class A Shares:
Shares sold ................................... 16,727 $172,073 630 $6,959
Shares issued in reinvestment of distributions .......... 559 5,757 — —
Shares redeemed ............................... (4) (64) (193) (1,950)
Net increase (decrease) .......................... 17,282 $177,766 437 $5,009
Class C Shares:
Shares sold ................................... — $— 437 $5,000
Net increase (decrease) .......................... — $— 437 $5,000
Class R6 Shares:
Shares sold ................................... — $— 437 $5,000
Net increase (decrease) .......................... — $— 437 $5,000
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
22
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Templeton International Climate Change Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FTIC based on the average daily net assets of the Fund as follows:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
a
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 5,151 $59,387 2,098 $25,871
Shares issued in reinvestment of distributions .......... 117 1,212 — —
Shares redeemed ............................... (1,192) (13,700) — —
Net increase (decrease) .......................... 4,076 $46,899 2,098 $25,871
a
For the period June 3, 2022 (effective date) to August 31, 2022 for Classes A, C and R6.
Subsidiary Affiliation
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Templeton Global Advisors Ltd. (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
23
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Templeton International Climate Change Fund
(continued)
Effective May 1, 2023, the Fund will pay fees, calculated daily and paid monthly, based on the average daily net assets of the
Fund as follows:
For the period ended February 28, 2023, the annualized gross effective investment management fee rate was 0.705% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML and Global Advisors, affiliates of FTIC, provide subadvisory services to the Fund. The subadvisory fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.705% Up to and including $500 million
0.690% Over $500 million, up to and including $1 billion
0.675% Over $1 billion, up to and including $5 billion
0.655% Over $5 billion, up to and including $10 billion
0.635% Over $10 billion, up to and including $15 billion
0.615% Over $15 billion, up to and including $20 billion
0.605% Over $20 billion, up to and including $25 billion
0.595% Over $25 billion, up to and including $30 billion
0.585% In excess of $30 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
24
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Templeton International Climate Change Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2023, the Fund paid transfer agent fees of $243, which were retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
FTIC has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund does not exceed 0.97% based on the average net assets of each class until December 31, 2023.
Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2023.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $103 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $ 81,707 $ 542,082 $ (415,577) $ — $ — $ 208,212 208,212 $ 1,802
Total Affiliated Securities ... $81,707 $542,082 $(415,577) $— $— $208,212 $1,802
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
25
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Semiannual Report
Templeton International Climate Change Fund
(continued)
h. Other Affiliated Transactions
At February 28, 2023, Franklin Resources, Inc. owned 89.0% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2023, there were no credits earned.
5. Income Taxes
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, foreign capital gains tax and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$335,957 and $328,385, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Cost of investments .......................................................................... $2,281,676
Unrealized appreciation ........................................................................ $431,648
Unrealized depreciation ........................................................................ (114,831)
Net unrealized appreciation (depreciation) .......................................................... $316,817
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)
26
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Templeton International Climate Change Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2023, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Chile ................................ $ — $ 27,369 $ — $ 27,369
Denmark ............................. — 97,844 — 97,844
France ............................... — 353,311 — 353,311
Germany ............................. — 307,646 — 307,646
Hong Kong ........................... — 24,631 — 24,631
India ................................ — 62,136 — 62,136
Ireland ............................... — 96,139 — 96,139
Italy ................................. — 107,723 — 107,723
Japan ............................... — 266,789 — 266,789
Netherlands ........................... — 138,818 — 138,818

Templeton Funds
Notes to Financial Statements (unaudited)
27
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Templeton International Climate Change Fund
(continued)
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Norway .............................. $ — $ 84,471 $ — $ 84,471
Singapore ............................ — 94,510 — 94,510
South Korea .......................... — 65,777 — 65,777
Spain ................................ — 93,779 — 93,779
Taiwan ............................... 104,484 — — 104,484
United Kingdom ........................ — 281,741 — 281,741
United States .......................... — 183,113 — 183,113
Short Term Investments ................... 208,212 — — 208,212
Total Investments in Securities ........... $312,696 $2,285,797
a
$— $2,598,493
a
Includes foreign securities valued at $2,285,797, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
11. Fair Value Measurements
(continued)

Templeton Funds
Shareholder Information
28
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Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

6316 S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton International Climate Change Fund
Investment Manager Distributor Shareholder Services
Franklin Templeton Investments Corp. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton World
Fund
A Series of Templeton Funds
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2023, global
equities rose despite continued challenges resulting from
elevated inflation and higher interest rates. The price of
oil fell, and several other commodities that were disrupted
by Russia’s invasion of Ukraine stabilized at or near their
pre-war prices, easing inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism
that a return to normal conditions would benefit global
growth. In this environment, global developed and emerging
market stocks, as measured by the MSCI All Country World
Index-NR (net of tax withholding when dividends are paid),
posted a +3.32% total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton World Fund’s semiannual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Templeton World Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 16
Notes to Financial Statements 20
Shareholder Information 29
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton World Fund
This semiannual report for Templeton World Fund covers the
period ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets. Under normal circumstances,
the Fund will invest in issuers located in at least three
different countries (including the U.S.).
Performance Overview
The Fund’s Class A shares posted a +5.78% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures stock performance in global
developed and emerging markets, posted a +3.32%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +3.32% total
return for the six months ended February 28, 2023.
1
Despite
continued challenges from elevated inflation and higher
interest rates, stocks gained amid signs of resilience in
the global economy. The price of oil fell, and several other commodities that were disrupted by Russia’s invasion of
Ukraine stabilized at or near their pre-war prices, easing
inflationary pressure. China ended its restrictive zero-COVID policy, prompting investor optimism that a return to normal
conditions would benefit global growth.
In the U.S., gross domestic product growth resumed in
the second half of 2022, rebounding from contractions
in the first two quarters of the year. Increasing consumer
and government spending, rising inventories and strong
nonresidential fixed investment boosted economic growth.
Meanwhile, inflation, which remained heightened relative
to recent decades, showed signs of easing. The annual
inflation rate, as measured by the consumer price index,
declined each month from September 2022 through January
2023.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times during the period to end at a range of 4.50%–4.75%. The Fed
slowed the pace of its interest rate increases from 75 basis points (bps) at its September and November 2022 meetings
to 50 bps in December and 25 bps in February 2023. At its
February meeting, the Fed noted that although inflation has
eased somewhat, it remained elevated, and job growth was
robust while the unemployment rate continued to be low.
Furthermore, the Fed maintained its policy of reducing its
accumulated bond holdings and decreasing the size of its
balance sheet.
Economies in the eurozone maintained a slow growth rate in
2022’s third and fourth quarters. The European Central Bank
continued to raise interest rates during the six-month period, opting to increase its benchmark rate at each of its four
meetings to fight growing inflation. While the ongoing war in
Ukraine and subsequent sanctions against Russia disrupted
the supply of natural gas to Europe, alternate supplies
Geographic Composition
2/28/23
% of Total
Net Assets
North America 61.9%
Europe 24.1%
Asia 10.9%
Short-Term Investments & Other Net Assets 3.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 14 .

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and reduced industrial consumption helped maintain gas
inventories at historically high levels. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a +17.69% total return for
the six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -0.05% total return for the six-month period.
1
China’s
economy grew on an annual basis in the third and fourth
quarters of 2022. In December 2022, China loosened
its strict zero-COVID policy, lifting a potential barrier to continued growth and driving gains in China’s equity market.
Japan’s economy weakened in 2022’s third quarter before
returning to modest growth in the fourth quarter, driven by
rising private consumption amid loosened border controls.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -2.29% total return
for the six months under review.
1
Concerns that continued
strength in the U.S. economy could keep Fed monetary
policy tight negatively impacted stocks in developing nations.
Stocks in these countries are negatively impacted by high
interest rates in the U.S., which increase the yield of some
U.S.-based assets, making them relatively more attractive to investors.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market price
of a company’s securities relative to our evaluation of the
company’s long-term earnings, asset value and cash flow
potential. We also consider the company’s price/earnings
ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may use a variety of equity-related derivatives,
which may include equity futures and equity index futures,
for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways. The Fund
also may from time to time engage in currency-related
derivatives, such as currency and cross-currency forwards
and currency futures contracts, to hedge some of its foreign currency exposure.
Manager’s Discussion
In a six-month period characterized by elevated
uncertainty and shifting market trends, Templeton World
Fund delivered absolute gains and outperformed its
benchmark MSCI ACWI-NR by the largest margin in six
years. Outperformance during the period was primarily
attributable to stock selection, which was encouraging given the volatility in factor trends during the period. In our view, outperformance absent a strong style regime is a good sign
as it highlights the portfolio’s idiosyncratic return potential and the positive impact of stock selection.
Templeton World Fund’s portfolio has a “quality value” bias
that favors what we view as reasonably valued companies
with strong fundamentals, good competitive positions
and attractive growth prospects. We refer to the types
of companies that we own as “leaders” because, in our
assessment, they are either currently among the best-in-
class in their respective business segments or they are
moving in that direction over our investment horizon. While
we like these companies for their quality characteristics,
our long-term horizon and focus on fundamental valuations
means that the Fund’s holdings often look quite different
than those found in a simple quality factor index. To this end, we were particularly pleased to outperform during a period
when the global quality factor remained largely out of favor.
Market leadership during the semiannual review period
was initially dominated by large-capitalization defensive
U.S. value stocks at a time when policy tightening, U.S.
dollar strength and slowing economic indicators raised
expectations of a global recession. As the period progressed, investors began to focus on early signs that inflation could be peaking. Consequently, entering 2023, rising expectations of a dovish policy pivot from the Fed led to a revival in risk appetite, a pull-back in the U.S. dollar, and a resurgence in international cyclical growth stocks. However, renewed signs of more persistent inflation late in the period led to increased hawkishness from central bankers, causing a rotation out
of rate-sensitive emerging market stocks and back into
developed market equities, particularly in Europe.
Top 10 Industries
2/28/23
% of Total
Net Assets
a
Semiconductors & Semiconductor Equipment 11.6%
Software 11.5%
Oil, Gas & Consumable Fuels 7.5%
Internet & Direct Marketing Retail 7.2%
Interactive Media & Services 6.1%
Wireless Telecommunication Services 4.9%
Health Care Providers & Services 4.6%
Beverages 4.2%
Pharmaceuticals 4.0%
Media 3.4%

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European outperformance was the most consistent market
trend during a period otherwise characterized by ongoing
leadership rotations. In fact, it was the best six-month period for European equities (relative to the rest of the world) in at least two decades as mild winter weather quelled fears of
an energy crisis on the continent and investors gravitated
to the region’s relatively inexpensive valuations. The Fund’s
European holdings were the primary regional contributors,
led by a favorable overweighted allocation and stock
selection in the U.K. Our European overweight also had a
meaningfully positive currency impact given the strength of
both the British pound and the euro versus the U.S. dollar.
Asian holdings also outperformed, led by stock selection
and favorable allocations in Hong Kong (overweight) and
Japan (underweight). North American holdings were the
primary detractors, pressured by stock selection in the U.S.
Large-capitalization technology-adjacent stocks in the U.S.
were out of favor during the period, and our positions in
companies like e-commerce retailer Amazon.com, internet
search firm Alphabet, media giant and theme park operator
Walt Disney and software developer Microsoft—all of which
we consider to be reasonably valued “leaders”—negatively
impacted performance.
Of the four aforementioned stocks, only Microsoft is an
information technology (IT) sector constituent (Amazon
is consumer discretionary, and Alphabet and Disney hail
from communication services). Thus, despite the pressure
on technology-adjacent stocks, the Fund’s IT holdings
were actually the top contributors during the period. Stock
selection also contributed. Absolute and relative returns
were significantly supported by our avoidance of what we
viewed as expensive technology stocks with uncertain
paths to profitability, and focused instead on established
leaders like German enterprise software firm SAP and
a handful of cyclically depressed semiconductor stocks
(Germany’s Infineon Technologies and U.S.-based Microchip
Technology and Applied Materials were all among the top 10
contributors).
Industrials was the other major sector contributor during
the period, led by U.K. aerospace and defense firm Rolls-
Royce Holdings, which rallied on strong earnings results.
The company is in the midst of a strategic review, with new
medium-term financial targets expected to be released in
the latter half of 2023. Overall, the firm’s balance sheet is improving, with positive cash flow dynamics and a healthy
industry demand profile. Furthermore, the ongoing recovery
in international long-haul travel significantly benefits
Rolls-Royce given its long-term service contracts, which
tie revenues to engine flight hours. More generally, we
increased exposure to cyclicals (like Rolls-Royce) early
last year when policy tightening and higher interest rates
increased concerns about a possible global recession,
creating select opportunities among economically sensitive
stocks. We trimmed some of these exposures during the
review period as pockets of optimism returned and cyclical
stocks were re-rated higher.
Turning to detractors, communication services was the
biggest laggard, pressured by the previously mentioned
Alphabet and Disney. Shares of Disney were volatile
during the period given well-known industry and company
challenges, including a leadership rotation that saw the
replacement of the firm’s beleaguered CEO, Bob Chapek,
with former long-time Disney boss Bob Iger. We have
been encouraged by Iger’s early efforts to communicate
a strategy that transitions Disney out of its expensive
Top 10 Holdings
2/28/23
Company
Industry , Country
% of Total
Net Assets
a a
Amazon.com, Inc. 5.4%
Internet & Direct Marketing Retail, United States
Microsoft Corp. 4.8%
Software, United States
Alphabet, Inc. 4.1%
Interactive Media & Services, United States
T-Mobile US, Inc. 3.9%
Wireless Telecommunication Services, United
States
SAP SE 3.5%
Software, Germany
Salesforce, Inc. 3.2%
Software, United States
UnitedHealth Group, Inc. 3.2%
Health Care Providers & Services, United States
LVMH Moet Hennessy Louis Vuitton SE 3.0%
Textiles, Apparel & Luxury Goods, France
Rolls-Royce Holdings plc 3.0%
Aerospace & Defense, United Kingdom
Taiwan Semiconductor Manufacturing Co. Ltd. 2.9%
Semiconductors & Semiconductor Equipment,
Taiwan
Top 10 Countries
2/28/23
a
% of Total
Net Assets
a a
United States 61.9%
United Kingdom 9.3%
Germany 7.6%
Japan 3.6%
France 3.0%
Taiwan 2.9%
India 2.3%
Belgium 2.1%
Hong Kong 2.1%
Netherlands 2.1%

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Semiannual Report
pursuit of streaming market share and towards a path of
greater efficiency. Near-term pressures aside, we believe
the changes underway at Disney have the potential to
significantly unlock additional value for shareholders.
Management plans to significantly cut costs and reinstate
the company’s dividend by the end of the year. Furthermore,
an activist investor remains involved and is likely to keep
pressure on management to execute a strategy that we
largely support. At current valuations, the stock remains a
core portfolio holding.
Financials was the other notable sector laggard during the
period, though there were no financials holdings among the
Fund’s 10 biggest detractors. The Fund’s financials holdings delivered high single-digit gains, but were pressured by
a significant underweighted allocation to the market-
leading sector, which benefited from rising interest rates
and earnings expectations. Our exposures to the sector
remain highly selective. We’ve entirely avoided banks in
low-returning, over-regulated markets with elevated credit
risk, and focused instead on companies in the diversified
financials and insurance industries operating in attractive
end-markets and featuring unique business models and
profit drivers.
At Templeton, we think creatively about the many ways that
value gets created over time. The result is a process that
combines analytical rigor with a dynamic approach to value
that covers a range of different investment profiles. One
of the objectives underpinning our use of the full spectrum
of value is the independence it creates from the large
momentum shifts that so often buffet markets. We seek to
build portfolios that will not be whipsawed by the whims of
the equity market as investors rotate between narratives. If we can successfully manage the volatility associated with
these swings, we can then focus on pursuing alpha over
time through stock picking—that is, through the evaluation
of long-term business fundamentals and buying shares at
a discount to their intrinsic worth. Templeton World Fund
is full of companies that we view as attractively valued and high quality with idiosyncratic risk-return characteristics.
We believe the portfolio is well positioned to support
performance over time, particularly if the market continues
to move away from macroeconomic themes and towards a
more discriminate assessment of bottom-up value.
Thank you for your continued participation in Templeton
World Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Lead Portfolio Manager
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2023
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The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +5.78% -0.05%
1-Year -11.61% -16.49%
5-Year -3.48% -1.83%
10-Year +37.31% +2.64%
Advisor
6-Month +5.88% +5.88%
1-Year -11.44% -11.44%
5-Year -2.30% -0.46%
10-Year +40.65% +3.47%
See page 8 for Performance Summary footnotes.

Templeton World Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in developing markets involve heightened risks related to the same factors. Currency rates may fluctuate significantly over short periods of time, and can reduce returns. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–2/28/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.0466 $0.1356 $0.1822
C – $0.1356 $0.1356
R6 $0.0736 $0.1356 $0.2092
Advisor $0.0680 $0.1356 $0.2036
Total Annual Operating Expenses
5
Share Class
A 1.05%
Advisor 0.81%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursem ents. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,057.80 $5.38 $1,019.57 $5.28 1.05%
C $1,000 $1,053.40 $9.21 $1,015.82 $9.04 1.81%
R6 $1,000 $1,058.50 $3.88 $1,021.03 $3.81 0.76%
Advisor $1,000 $1,058.80 $4.13 $1,020.78 $4.05 0.81%

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.85 $15.52 $12.71 $12.76 $17.24 $16.94
Income from investment operations
a
:
Net investment income (loss)
b
........ (—)
c
(—)
c
0.20
d
0.16 0.29 0.28
Net realized and unrealized gains (losses) 0.68 (3.44) 2.61 0.45 (2.17) 1.03
Total from investment operations ........ 0.68 (3.44) 2.81 0.61 (1.88) 1.31
Less distributions from:
Net investment income .............. (0.05) (0.23) — (0.50) (0.67) (0.02)
Net realized gains ................. (0.14) — — (0.16) (1.93) (0.99)
Total distributions ................... (0.19) (0.23) — (0.66) (2.60) (1.01)
Net asset value, end of period .......... $12.34 $11.85 $15.52 $12.71 $12.76 $17.24
Total return
e
....................... 5.78% (22.39)% 22.11% 4.47% (10.22)% 7.81%
Ratios to average net assets
f
Expenses ......................... 1.05%
g
1.04% 1.03%
g
1.05% 1.05%
g
1.04%
h
Net investment income (loss) .......... (0.03)% (—)%
i
1.42%
d
1.29% 2.06% 1.64%
Supplemental data
Net assets, end of period (000’s) ........ $2,120,966 $2,138,297 $3,060,714 $2,831,844 $3,150,057 $3,973,648
Portfolio turnover rate ................ 23.41% 81.20% 41.83% 52.25% 25.16% 28.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.30 $14.76 $12.18 $12.26 $16.35 $16.21
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) (0.10) 0.10
c
0.07 0.13 0.14
Net realized and unrealized gains (losses) 0.64 (3.29) 2.48 0.42 (2.01) 0.99
Total from investment operations ........ 0.60 (3.39) 2.58 0.49 (1.88) 1.13
Less distributions from:
Net investment income .............. — (0.07) — (0.41) (0.28) —
Net realized gains ................. (0.14) — — (0.16) (1.93) (0.99)
Total distributions ................... (0.14) (0.07) — (0.57) (2.21) (0.99)
Net asset value, end of period .......... $11.76 $11.30 $14.76 $12.18 $12.26 $16.35
Total return
d
....................... 5.34% (23.01)% 21.18% 3.61% (10.94)% 7.01%
Ratios to average net assets
e
Expenses ......................... 1.81%
f
1.81% 1.80%
f
1.82% 1.80%
f
1.80%
g
Net investment income (loss) .......... (0.79)% (0.77)% 0.70%
c
0.54% 1.31% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $6,415 $7,348 $12,585 $18,630 $28,850 $117,879
Portfolio turnover rate ................ 23.41% 81.20% 41.83% 52.25% 25.16% 28.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.86 $15.53 $12.69 $12.73 $17.21 $16.92
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.04 0.24
c
0.20 0.34 0.33
Net realized and unrealized gains (losses) 0.66 (3.43) 2.60 0.45 (2.17) 1.03
Total from investment operations ........ 0.68 (3.39) 2.84 0.65 (1.83) 1.36
Less distributions from:
Net investment income .............. (0.07) (0.28) — (0.53) (0.72) (0.08)
Net realized gains ................. (0.14) — — (0.16) (1.93) (0.99)
Total distributions ................... (0.21) (0.28) — (0.69) (2.65) (1.07)
Net asset value, end of period .......... $12.33 $11.86 $15.53 $12.69 $12.73 $17.21
Total return
d
....................... 5.85% (22.14)% 22.38% 4.71% (9.88)% 8.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.78% 0.79% 0.77% 0.74%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.76% 0.76% 0.76% 0.75% 0.72%
f
Net investment income ............... 0.26% 0.29% 1.68%
c
1.59% 2.36% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $35,645 $34,238 $42,010 $38,885 $43,595 $51,431
Portfolio turnover rate ................ 23.41% 81.20% 41.83% 52.25% 25.16% 28.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.86 $15.54 $12.70 $12.74 $17.23 $16.93
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.03 0.24
c
0.19 0.33 0.32
Net realized and unrealized gains (losses) 0.68 (3.44) 2.60 0.45 (2.17) 1.03
Total from investment operations ........ 0.69 (3.41) 2.84 0.64 (1.84) 1.35
Less distributions from:
Net investment income .............. (0.07) (0.27) — (0.52) (0.72) (0.06)
Net realized gains ................. (0.14) — — (0.16) (1.93) (0.99)
Total distributions ................... (0.21) (0.27) — (0.68) (2.65) (1.05)
Net asset value, end of period .......... $12.34 $11.86 $15.54 $12.70 $12.74 $17.23
Total return
d
....................... 5.88% (22.22)% 22.36% 4.66% (9.99)% 8.09%
Ratios to average net assets
e
Expenses ......................... 0.81%
f
0.81% 0.80%
f
0.81% 0.80%
f
0.80%
g
Net investment income ............... 0.21% 0.24% 1.64%
c
1.53% 2.31% 1.88%
Supplemental data
Net assets, end of period (000’s) ........ $71,079 $86,424 $115,823 $99,546 $112,891 $146,883
Portfolio turnover rate ................ 23.41% 81.20% 41.83% 52.25% 25.16% 28.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Funds
Schedule of Investments (unaudited), February 28, 2023
Templeton World Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a Industry Shares a Value
a
Common Stocks 96.9%
Belgium 2.1%
Anheuser-Busch InBev SA/NV ...... Beverages 786,720 $ 47,721,345
France 3.0%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 81,820 68,019,192
Germany 7.6%
Deutsche Boerse AG .............. Capital Markets 334,180 58,272,315
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 890,349 31,497,361
SAP SE ....................... Software 696,150 79,090,287
168,859,963
Hong Kong 2.1%
AIA Group Ltd. .................. Insurance 4,460,034 47,399,809
India 2.3%
Housing Development Finance Corp.
Ltd. ......................... Diversified Financial Services 689,200 21,732,473
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 1,041,340 29,215,594
50,948,067
Japan 3.6%
KDDI Corp. ..................... Wireless Telecommunication Services 768,800 22,495,109
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 122,450 42,015,931
Toyota Industries Corp. ............ Machinery 287,590 16,874,195
81,385,235
Netherlands 2.1%
Shell plc ....................... Oil, Gas & Consumable Fuels 1,509,990 45,888,471
Taiwan 2.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,923,559 64,375,361
United Kingdom 9.3%
AstraZeneca plc ................. Pharmaceuticals 325,559 42,409,678
BP plc ......................... Oil, Gas & Consumable Fuels 5,743,824 37,742,589
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 1,869,322 40,658,343
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 37,885,475 66,002,351
a
S4 Capital plc ................... Media 8,235,350 20,298,267
207,111,228
United States 61.9%
a
Alphabet, Inc., A ................. Interactive Media & Services 1,026,770 92,470,906
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 1,278,900 120,510,747
American Express Co. ............ Consumer Finance 97,031 16,882,424
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 396,690 46,075,543
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 11,269 28,442,956
Comcast Corp., A ................ Media 1,498,129 55,685,455
a
DXC Technology Co. .............. IT Services 1,601,152 44,415,956
Exxon Mobil Corp. ................ Oil, Gas & Consumable Fuels 489,950 53,850,404
a
F5, Inc. ........................ Communications Equipment 187,910 26,867,372
Freeport-McMoRan, Inc. ........... Metals & Mining 358,207 14,675,741
HCA Healthcare, Inc. .............. Health Care Providers & Services 130,730 31,826,218
a
ICON plc ....................... Life Sciences Tools & Services 256,060 57,774,818
Keurig Dr Pepper, Inc. ............. Beverages 1,301,562 44,968,967
a
Meta Platforms, Inc., A ............ Interactive Media & Services 252,579 44,186,170
Microchip Technology, Inc. ......... Semiconductors & Semiconductor Equipment 649,288 52,611,807
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 406,086 23,479,893

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Microsoft Corp. .................. Software 428,341 $ 106,836,812
Roche Holding AG ............... Pharmaceuticals 164,681 47,486,473
a
Salesforce, Inc. .................. Software 439,880 71,968,767
Schneider Electric SE ............. Electrical Equipment 226,650 36,367,610
Target Corp. .................... Multiline Retail 268,250 45,200,125
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 616,289 87,623,970
a
Uber Technologies, Inc. ............ Road & Rail 633,930 21,084,512
UnitedHealth Group, Inc. ........... Health Care Providers & Services 150,742 71,744,147
a
Walt Disney Co. (The) ............. Entertainment 629,864 62,740,753
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 197,320 20,586,396
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 459,817 56,957,532
1,383,322,474
Total Common Stocks (Cost $2,206,613,248) ....................................
2,165,031,145
Short Term Investments 5.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.2%
Canada 3.8%
National Bank of Canada, 4.56%,
3/01/23 ...................... 29,000,000 29,000,000
Royal Bank of Canada, 4.55%, 3/01/23 42,300,000 42,300,000
Toronto-Dominion Bank (The), 4.55%,
3/01/23 ...................... 14,000,000 14,000,000
85,300,000
France 1.4%
Credit Agricole Corporate and
Investment Bank SA, 4.55%, 3/01/23 31,000,000 31,000,000
Total Time Deposits (Cost $116,300,000) .......................................
116,300,000
a a a a a
Total Short Term Investments (Cost $116,300,000 ) ...............................
116,300,000
a a a
Total Investments (Cost $2,322,913,248) 102.1% ................................
$2,281,331,145
Other Assets, less Liabilities (2.1)% ...........................................
(47,226,028)
Net Assets 100.0% ...........................................................
$2,234,105,117
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the value of this security was
$40,658,343, representing 1.8% of net assets.

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,322,913,248
Value - Unaffiliated issuers .................................................................. $2,281,331,145
Cash .................................................................................... 53,820
Receivables:
Investment securities sold ................................................................... 30,977
Capital shares sold ........................................................................ 204,813
Dividends and interest ..................................................................... 5,793,660
European Union tax reclaims (Note 1 d ) ......................................................... 623,946
Total assets .......................................................................... 2,288,038,361
Liabilities:
Payables:
Investment securities purchased .............................................................. 36,562,739
Capital shares redeemed ................................................................... 881,217
Management fees ......................................................................... 1,231,308
Distribution fees .......................................................................... 424,567
Transfer agent fees ........................................................................ 442,151
Trustees' fees and expenses ................................................................. 59
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............................. 13,944,332
Accrued expenses and other liabilities ........................................................... 446,871
Total liabilities ......................................................................... 53,933,244
Net assets, at value ................................................................. $2,234,105,117
Net assets consist of:
Paid-in capital ............................................................................. $2,323,011,313
Total distributable earnings (losses) ............................................................. (88,906,196)
Net assets, at value ................................................................. $2,234,105,117

Templeton Funds
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Templeton
World Fund
Class A:
Net assets, at value ....................................................................... $2,120,965,923
Shares outstanding ........................................................................ 171,869,592
Net asset value per share
a
.................................................................. $12.34
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $13.06
Class C:
Net assets, at value ....................................................................... $6,415,261
Shares outstanding ........................................................................ 545,303
Net asset value and maximum offering price per share
a
............................................. $11.76
Class R6:
Net assets, at value ....................................................................... $35,644,879
Shares outstanding ........................................................................ 2,890,192
Net asset value and maximum offering price per share ............................................. $12.33
Advisor Class:
Net assets, at value ....................................................................... $71,079,054
Shares outstanding ........................................................................ 5,758,696
Net asset value and maximum offering price per share ............................................. $12.34
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Funds
Financial Statements
Statement of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $374,904)
Unaffiliated issuers ........................................................................ $10,211,142
Interest:
Unaffiliated issuers ........................................................................ 1,086,134
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 10,518
Non-controlled affiliates (Note 3 f ) ............................................................. 108
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) .......................... (207,883)
Total investment income ................................................................... 11,100,019
Expenses:
Management fees (Note 3 a ) ................................................................... 7,573,001
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,522,115
    Class C ................................................................................ 33,437
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 814,742
    Class C ................................................................................ 2,650
    Class R6 ............................................................................... 9,238
    Advisor Class ............................................................................ 30,802
Custodian fees ............................................................................. 47,708
Reports to shareholders fees .................................................................. 6,163
Registration and filing fees .................................................................... 45,181
Professional fees ........................................................................... 35,654
Trustees' fees and expenses .................................................................. 121,343
Other .................................................................................... 103,574
Total expenses ......................................................................... 11,345,608
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (4,178)
Net expenses ......................................................................... 11,341,430
Net investment income (loss) ............................................................ (241,411)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (21,469,958)
Foreign currency transactions ................................................................ 522,607
Net realized gain (loss) .................................................................. (20,947,351)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 141,968,584
Translation of other assets and liabilities denominated in foreign currencies .............................. 237,774
Net change in unrealized appreciation (depreciation) ............................................ 142,206,358
Net realized and unrealized gain (loss) ............................................................ 121,259,007
Net increase (decrease) in net assets resulting from operations .......................................... $121,017,596

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Templeton World Fund
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(241,411) $166,419
Net realized gain (loss) ................................................. (20,947,351) 219,790,750
Net change in unrealized appreciation (depreciation) ........................... 142,206,358 (902,487,259)
Net increase (decrease) in net assets resulting from operations ................ 121,017,596 (682,530,090)
Distributions to shareholders:
Class A ............................................................. (31,728,587) (44,013,452)
Class C ............................................................. (79,288) (55,139)
Class R6 ............................................................ (605,219) (780,101)
Advisor Class ........................................................ (1,357,839) (1,988,799)
Total distributions to shareholders .......................................... (33,770,933) (46,837,491)
Capital share transactions: (Note 2 )
Class A ............................................................. (100,192,715) (233,613,207)
Class C ............................................................. (1,200,294) (2,686,637)
Class R6 ............................................................ (9,934) 2,778,432
Advisor Class ........................................................ (18,046,313) (1,935,608)
Total capital share transactions ............................................ (119,449,256) (235,457,020)
Net increase (decrease) in net assets ................................... (32,202,593) (964,824,601)
Net assets:
Beginning of period ..................................................... 2,266,307,710 3,231,132,311
End of period .......................................................... $2,234,105,117 $2,266,307,710

Templeton Funds
Notes to Financial Statements (unaudited)
Templeton World Fund
20
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Templeton
World Fund (Fund) is included in this report. The Fund
offers four classes of shares: Class A, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
February 28, 2023, the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton World Fund
(continued)
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Certain Fund
specific expenses are charged directly to the Fund that
incurred the expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Templeton World Fund
(continued)
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,199,961 $37,639,342 7,163,158 $100,026,779
Shares issued in reinvestment of distributions .......... 2,535,772 29,423,758 2,756,371 40,243,011
Shares redeemed ............................... (14,271,187) (167,255,815) (26,739,266) (373,882,997)
Net increase (decrease) .......................... (8,535,454) $(100,192,715) (16,819,737) $(233,613,207)
Class C Shares:
Shares sold ................................... 24,175 $271,698 59,313 $799,919
Shares issued in reinvestment of distributions .......... 7,104 78,786 3,910 54,747
Shares redeemed
a
.............................. (136,075) (1,550,778) (265,836) (3,541,303)
Net increase (decrease) .......................... (104,796) $(1,200,294) (202,613) $(2,686,637)
Class R6 Shares:
Shares sold ................................... 190,419 $2,223,310 591,711 $8,400,647
Shares issued in reinvestment of distributions .......... 27,678 320,528 28,589 416,823
Shares redeemed ............................... (215,709) (2,553,772) (438,321) (6,039,038)
Net increase (decrease) .......................... 2,388 $(9,934) 181,979 $2,778,432
Advisor Class Shares:
Shares sold ................................... 590,135 $6,925,843 1,574,879 $22,222,607
Shares issued in reinvestment of distributions .......... 109,395 1,268,495 125,855 1,836,223
Shares redeemed ............................... (2,226,380) (26,240,651) (1,870,594) (25,994,438)
Net increase (decrease) .......................... (1,526,850) $(18,046,313) (169,860) $(1,935,608)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton World Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2023, the annualized gross effective investment management fee rate was 0.697% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Templeton Funds
Notes to Financial Statements (unaudited)

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Templeton World Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2023, the Fund paid transfer agent fees of $857,432, of which $441,764 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2023.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,390
CDSC retained .............................................................................. $511
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $— $707,451 $(707,451) $— $— $— — $108
Total Affiliated Securities ... $— $707,451 $(707,451) $— $— $— $108
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton World Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
At February 28, 2023 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment s of foreign currency transactions, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$504,392,466 and $725,208,719, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $1,596,246
Cost of investments .......................................................................... $2,322,914,557
Unrealized appreciation ........................................................................ $214,120,588
Unrealized depreciation ........................................................................ (255,704,000)
Net unrealized appreciation (depreciation) .......................................................... $(41,583,412)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2023, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 47,721,345 $ — $ 47,721,345
France ............................... — 68,019,192 — 68,019,192
Germany ............................. — 168,859,963 — 168,859,963
Hong Kong ........................... — 47,399,809 — 47,399,809
India ................................ — 50,948,067 — 50,948,067
Japan ............................... — 81,385,235 — 81,385,235
Netherlands ........................... — 45,888,471 — 45,888,471
Taiwan ............................... — 64,375,361 — 64,375,361
United Kingdom ........................ — 207,111,228 — 207,111,228
United States .......................... 1,299,468,391 83,854,083 — 1,383,322,474
Short Term Investments ................... — 116,300,000 — 116,300,000
Total Investments in Securities ........... $1,299,468,391 $981,862,754
a
$— $2,281,331,145
\
a
Includes foreign securities valued at $865,562,754, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton World Fund
(continued)
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Templeton Funds
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

102 S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton World Fund
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
                            N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                           N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                          N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date
April 26, 2023